UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

September 30, 2016

NMI-QTLY-1116
1.808781.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.1%
		Principal Amount(a)	Value
Argentina - 0.1%
YPF SA 8.5% 3/23/21 (b)		$4,435,000	$4,949,460
Azerbaijan - 2.1%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		12,755,000	12,537,910
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		46,040,000	51,564,800
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		21,875,000	21,556,456
6.95% 3/18/30 (Reg. S)		17,000,000	18,360,000

TOTAL AZERBAIJAN			104,019,166

Brazil - 0.6%
Banco Nacional de Desenvolvimento Economico e Social:
6.369% 6/16/18 (b)		6,100,000	6,405,000
6.5% 6/10/19 (b)		8,355,000	9,002,513
Caixa Economica Federal:
4.25% 5/13/19 (b)		11,975,000	12,093,553
7.25% 7/23/24 (b)(c)		3,285,000	3,112,538

TOTAL BRAZIL			30,613,604

Canada - 0.4%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		890,000	823,250
7% 2/15/21 (b)		1,540,000	1,378,300
7.25% 10/15/19 (b)		2,800,000	2,660,000
7.25% 5/15/22 (b)		2,155,000	1,907,175
Pacific Exploration and Production Corp. 12% 12/22/16		5,816,000	5,859,620
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (b)(d)		19,690,000	3,642,650
5.375% 1/26/19 (b)(d)		1,385,000	256,225
5.625% 1/19/25 (b)(d)		11,809,000	2,184,665

TOTAL CANADA			18,711,885

Cayman Islands - 0.2%
Brazil Minas SPE 5.333% 2/15/28 (b)		9,015,000	8,879,775
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		9,014,000	3,380,250

TOTAL CAYMAN ISLANDS			12,260,025

Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (b)		3,555,000	3,643,875
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,515,750
6.95% 11/10/21 (b)		7,001,000	7,421,060

TOTAL COSTA RICA			13,580,685

Croatia - 0.0%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		2,325,000	2,550,762
Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		21,290,000	22,354,500
JSC BGEO Group 6% 7/26/23 (b)		9,595,000	9,906,838
JSC Georgian Railway 7.75% 7/11/22 (b)		8,781,000	9,955,810

TOTAL GEORGIA			42,217,148

India - 0.0%
ICICI Bank Ltd. 7.25% (b)(c)(e)		2,250,000	2,238,748
Indonesia - 2.2%
PT Pertamina Persero:
5.625% 5/20/43 (b)		11,275,000	11,848,086
6% 5/3/42 (b)		36,085,000	39,723,775
6.45% 5/30/44 (b)		23,075,000	26,730,057
6.5% 5/27/41 (b)		26,960,000	31,467,928

TOTAL INDONESIA			109,769,846

Ireland - 1.7%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,400,000	6,963,558
SCF Capital Ltd. 5.375% 6/16/23 (b)		8,415,000	8,802,258
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		6,600,000	6,724,463
5.942% 11/21/23 (b)		15,860,000	16,752,442
6.025% 7/5/22 (b)		11,690,000	12,420,625
6.8% 11/22/25 (b)		10,000,000	11,027,000
6.902% 7/9/20 (b)		22,290,000	24,240,732

TOTAL IRELAND			86,931,078

Israel - 0.4%
B Communications Ltd. 7.375% 2/15/21 (b)		12,735,000	13,706,044
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,771,000	4,789,170

TOTAL ISRAEL			18,495,214

Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		8,885,000	8,709,770
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		13,000,000	12,511,200
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		16,630,000	18,334,575
7% 5/5/20 (b)		22,565,000	25,047,150
9.125% 7/2/18 (b)		26,470,000	29,217,851
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	2,042,546

TOTAL KAZAKHSTAN			95,863,092

Luxembourg - 2.3%
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		17,820,000	19,071,819
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		9,770,000	9,662,530
8.375% 12/10/18		33,715,000	36,496,488
RSHB Capital SA:
5.1% 7/25/18 (b)		18,365,000	18,879,220
5.298% 12/27/17 (b)		25,030,000	25,690,792
8.5% 10/16/23 (b)		3,540,000	3,877,008

TOTAL LUXEMBOURG			113,677,857

Malaysia - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		15,800,000	13,906,433
Mexico - 8.8%
Comision Federal de Electricid 4.875% 1/15/24 (b)		12,760,000	13,398,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		59,470,000	60,531,540
8.625% 2/1/22		28,592,000	33,309,680
Petroleos Mexicanos:
4.625% 9/21/23 (b)		8,835,000	8,847,369
4.875% 1/24/22		7,460,000	7,609,200
4.875% 1/18/24		6,215,000	6,292,688
5.5% 1/21/21		16,400,000	17,343,000
5.5% 6/27/44		17,985,000	15,591,197
5.625% 1/23/46		18,175,000	15,854,053
6.375% 2/4/21 (b)		25,100,000	27,361,510
6.375% 1/23/45		36,645,000	34,995,975
6.5% 6/2/41		92,050,000	89,518,625
6.625% (b)(e)		18,045,000	17,684,100
6.75% 9/21/47 (b)		32,390,000	32,390,000
6.875% 8/4/26 (b)		53,815,000	60,676,413

TOTAL MEXICO			441,403,350

Netherlands - 5.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	5,100,000	1
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	2,899,804
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,415,000	4,751,644
6.95% 7/10/42 (b)		14,135,000	15,354,851
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		5,850,000	7,751,250
Petrobras Global Finance BV:
6.25% 3/17/24		28,900,000	28,105,250
6.85% 6/5/2115		62,925,000	53,234,550
7.25% 3/17/44		8,370,000	7,533,000
8.375% 5/23/21		82,975,000	90,650,167
8.75% 5/23/26		68,010,000	75,151,050

TOTAL NETHERLANDS			285,431,567

South Africa - 0.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	15,681,500
6.75% 8/6/23 (b)		8,100,000	8,316,918
7.125% 2/11/25 (b)		7,985,000	8,202,032
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		8,625,000	8,370,459

TOTAL SOUTH AFRICA			40,570,909

Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (b)		7,156,000	7,301,982
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,728,938

TOTAL SRI LANKA			12,030,920

Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		5,875,000	5,757,500
9.75% 8/14/19 (b)		16,696,000	18,490,820

TOTAL TRINIDAD & TOBAGO			24,248,320

Turkey - 0.3%
Arcelik A/S 5% 4/3/23 (b)		8,350,000	8,241,450
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,125,903

TOTAL TURKEY			13,367,353

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		9,070,000	10,489,002
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		35,180,000	34,483,436
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	3,903,425

TOTAL UNITED KINGDOM			38,386,861

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		4,132,826	4,153,491
Venezuela - 4.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		34,215,000	29,164,866
5.375% 4/12/27		69,040,000	28,827,652
5.5% 4/12/37		79,655,000	33,056,825
6% 5/16/24 (b)		71,870,000	30,724,425
6% 11/15/26 (Reg. S)		84,390,000	35,435,361
8.5% 11/2/17 (b)		25,140,000	21,582,690
8.5% 11/2/17 (Reg. S)		8,363,333	7,179,922
9% 11/17/21 (Reg. S)		18,975,000	10,758,825
9.75% 5/17/35 (b)		19,725,000	10,237,275
9.75% 5/17/35		9,545,000	4,953,855
12.75% 2/17/22 (b)		13,565,000	8,852,519

TOTAL VENEZUELA			220,774,215

TOTAL NONCONVERTIBLE BONDS
(Cost $1,765,200,294)			1,760,640,991

Government Obligations - 52.8%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)		13,765,000	13,681,859
Argentina - 4.0%
Argentine Republic:
6.25% 4/22/19 (b)		17,340,000	18,389,070
6.625% 7/6/28 (b)		8,250,000	8,720,250
6.875% 4/22/21 (b)		30,075,000	32,736,638
7% 4/17/17		29,420,000	30,061,519
7.125% 7/6/36 (b)		25,715,000	27,232,185
7.5% 4/22/26 (b)		37,265,000	42,034,920
8.28% 12/31/33		34,356,941	39,424,590

TOTAL ARGENTINA			198,599,172

Armenia - 0.8%
Republic of Armenia:
6% 9/30/20 (b)		34,760,000	35,940,102
7.15% 3/26/25 (b)		5,945,000	6,317,752

TOTAL ARMENIA			42,257,854

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		8,225,000	6,867,875
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (b)		11,651,000	11,534,490
7.25% 12/15/21 (b)		11,539,000	11,553,424

TOTAL BARBADOS			23,087,914

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		4,930,000	5,161,710
Belize - 0.1%
Belize Government 5% 2/20/38 (b)(f)		4,473,800	2,449,406
Brazil - 5.5%
Brazilian Federative Republic:
2.625% 1/5/23		14,500,000	13,412,500
4.25% 1/7/25		28,840,000	28,767,900
4.875% 1/22/21		15,820,000	16,887,850
5% 1/27/45		23,095,000	20,958,713
5.625% 1/7/41		19,255,000	19,158,725
5.625% 2/21/47		10,025,000	9,899,688
6% 4/7/26		21,360,000	23,656,200
7.125% 1/20/37		16,195,000	19,029,125
8.25% 1/20/34		39,180,000	50,248,350
8.75% 2/4/25		3,880,000	5,092,500
8.875% 4/15/24		4,995,000	6,518,475
10% 1/1/21	BRL	86,315,000	25,303,328
10.125% 5/15/27		9,232,000	13,594,120
12.25% 3/6/30		9,165,000	15,374,288
Caixa Economica Federal 4.5% 10/3/18 (b)		7,220,000	7,310,250

TOTAL BRAZIL			275,212,012

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		14,830,000	16,493,333
Colombia - 1.2%
Colombian Republic:
6.125% 1/18/41		16,110,000	19,452,825
7.375% 9/18/37		31,215,000	42,062,213

TOTAL COLOMBIA			61,515,038

Congo - 0.3%
Congo Republic 4% 6/30/29 (f)		22,076,157	15,163,229
Costa Rica - 1.0%
Costa Rican Republic:
4.25% 1/26/23 (b)		16,480,000	16,191,600
4.375% 4/30/25 (b)		9,225,000	8,948,250
7% 4/4/44 (b)		11,450,000	12,222,875
7.158% 3/12/45 (b)		13,671,000	14,730,503

TOTAL COSTA RICA			52,093,228

Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (b)		7,710,000	8,571,361
6% 1/26/24 (b)		10,965,000	12,609,750
6.375% 3/24/21 (b)		17,025,000	19,156,530
6.625% 7/14/20 (b)		6,700,000	7,507,350
6.75% 11/5/19		15,455,000	17,136,813

TOTAL CROATIA			64,981,804

Dominican Republic - 1.1%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,600,000
5.875% 4/18/24 (b)		7,030,000	7,645,125
6.6% 1/28/24 (b)		3,605,000	4,060,131
6.85% 1/27/45 (b)		9,695,000	10,858,400
6.875% 1/29/26 (b)		4,505,000	5,214,538
7.45% 4/30/44 (b)		7,420,000	8,811,250
7.5% 5/6/21 (b)		8,155,000	9,133,600

TOTAL DOMINICAN REPUBLIC			56,323,044

Ecuador - 0.7%
Ecuador Republic:
7.95% 6/20/24 (b)		13,810,000	12,359,950
10.5% 3/24/20 (b)		11,960,000	12,169,300
10.75% 3/28/22 (b)		9,245,000	9,429,900

TOTAL ECUADOR			33,959,150

Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (b)		5,825,000	5,535,614
Arab Republic of Egypt 6.875% 4/30/40 (b)		4,830,000	4,649,841

TOTAL EGYPT			10,185,455

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,990,000	9,952,538
6.375% 1/18/27 (b)		7,905,000	7,944,525
7.375% 12/1/19		5,055,000	5,396,213
7.625% 2/1/41 (b)		6,700,000	6,909,375
7.65% 6/15/35 (Reg. S)		6,025,000	6,303,656
7.75% 1/24/23 (Reg. S)		3,505,000	3,890,550
8.25% 4/10/32 (Reg. S)		2,570,000	2,862,338

TOTAL EL SALVADOR			43,259,195

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		5,270,000	5,190,950
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		14,370,000	13,144,958
6.95% 6/16/25 (b)		8,110,000	7,450,203

TOTAL GABON			20,595,161

Ghana - 1.3%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		13,465,000	12,539,551
8.125% 1/18/26 (b)		13,050,000	12,120,710
8.5% 10/4/17		945,000	974,531
9.25% 9/15/22 (b)		13,565,000	13,900,869
10.75% 10/14/30 (b)		21,175,000	24,748,281

TOTAL GHANA			64,283,942

Indonesia - 2.1%
Indonesian Republic:
4.75% 1/8/26 (b)		7,340,000	8,198,039
5.875% 1/15/24 (b)		8,545,000	10,076,837
6.625% 2/17/37		15,425,000	20,222,514
6.75% 1/15/44 (b)		3,012,000	4,116,290
7.75% 1/17/38 (b)		7,480,000	10,817,322
8.25% 7/15/21	IDR	81,993,000,000	6,628,045
8.375% 9/15/26	IDR	194,320,000,000	16,177,174
8.5% 10/12/35 (b)		18,765,000	28,402,554

TOTAL INDONESIA			104,638,775

Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,880,000	24,344,730
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (b)		4,485,000	4,501,819
5.75% 12/31/32		20,705,850	20,347,639
6.375% 3/3/28 (b)		11,390,000	11,916,788

TOTAL IVORY COAST			36,766,246

Jamaica - 0.6%
Jamaican Government:
6.75% 4/28/28		5,040,000	5,758,200
7.625% 7/9/25		5,905,000	6,923,613
7.875% 7/28/45		3,020,000	3,556,050
8% 3/15/39		9,448,000	11,290,360

TOTAL JAMAICA			27,528,223

Jordan - 0.1%
Jordanian Kingdom 6.125% 1/29/26 (b)		5,260,000	5,655,657
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		7,965,000	9,928,373
Kenya - 0.3%
Republic of Kenya:
5.875% 6/24/19 (b)		3,700,000	3,820,990
6.875% 6/24/24 (b)		13,745,000	13,470,100

TOTAL KENYA			17,291,090

Lebanon - 3.2%
Lebanese Republic:
4% 12/31/17		23,962,500	23,722,875
5.15% 6/12/18		19,355,000	19,165,321
5.45% 11/28/19		35,450,000	34,998,367
6.1% 10/4/22		9,845,000	9,699,294
6.375% 3/9/20		8,690,000	8,742,488
6.6% 11/27/26		10,440,000	10,244,772
6.65% 2/26/30 (Reg. S)		11,250,000	10,971,000
6.75% 11/29/27 (Reg. S)		7,700,000	7,596,204
7.05% 11/2/35(Reg. S)		3,960,000	3,930,300
8.25% 4/12/21 (Reg.S)		15,895,000	17,221,120
9% 3/20/17		12,045,000	12,285,900

TOTAL LEBANON			158,577,641

Mexico - 2.5%
United Mexican States:
8.3% 8/15/31		6,470,000	10,481,400
10% 12/5/24	MXN	1,370,795,000	89,310,743
11.5% 5/15/26		13,860,000	23,007,600

TOTAL MEXICO			122,799,743

Mongolia - 0.3%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		4,145,000	3,968,838
5.125% 12/5/22 (Reg. S)		11,985,000	10,517,377

TOTAL MONGOLIA			14,486,215

Mozambique - 0.1%
Mozambique Republic 10.5% 1/18/23 (b)		5,410,000	4,437,282
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (b)		2,580,000	2,780,079
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		7,125,000	7,126,425
Oman - 0.4%
Sultanate of Oman 4.75% 6/15/26 (b)		21,110,000	21,183,885
Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,305,000	6,648,541
8.25% 4/15/24 (b)		4,785,000	5,239,135

TOTAL PAKISTAN			11,887,676

Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		7,110,000	10,665,000
9.375% 4/1/29		8,030,000	12,426,425

TOTAL PANAMA			23,091,425

Qatar - 0.1%
State of Qatar 9.75% 6/15/30 (Reg. S)		3,865,000	6,367,588
Russia - 4.8%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		11,000,000	11,880,000
Russian Federation:
4.875% 9/16/23 (b)		11,710,000	12,875,145
5.625% 4/4/42 (b)		18,845,000	21,761,301
5.875% 9/16/43 (b)		9,865,000	11,764,802
6.7% 5/15/19	RUB	2,150,410,000	32,858,005
7.5% 3/15/18	RUB	4,304,545,000	67,708,824
12.75% 6/24/28 (Reg. S)		45,437,000	81,827,130

TOTAL RUSSIA			240,675,207

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		9,530,000	9,625,300
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	3,969,225
8.75% 5/13/21 (b)		5,995,000	6,806,603

TOTAL SENEGAL			10,775,828

Serbia - 0.2%
Republic of Serbia 7.25% 9/28/21 (b)		10,085,000	11,739,343
South Africa - 3.1%
South African Republic:
5.875% 9/16/25		12,860,000	14,563,950
8% 12/21/18	ZAR	785,245,000	57,552,779
10.5% 12/21/26	ZAR	1,011,715,000	82,684,523

TOTAL SOUTH AFRICA			154,801,252

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,363,554
5.875% 7/25/22 (b)		4,225,000	4,342,256
6% 1/14/19 (b)		4,680,000	4,829,774
6.25% 10/4/20 (b)		4,395,000	4,592,973
6.25% 7/27/21 (b)		5,125,000	5,356,112
6.85% 11/3/25 (b)		5,585,000	5,992,772

TOTAL SRI LANKA			27,477,441

Tanzania - 0.1%
United Republic of Tanzania 7.2501% 3/9/20 (c)		3,542,778	3,693,700
Trinidad & Tobago - 0.1%
Republic of Trinidad & Tobago 4.5% 8/4/26(b)		5,550,000	5,716,500
Turkey - 3.5%
Turkish Republic:
5.125% 3/25/22		6,195,000	6,442,800
5.625% 3/30/21		11,170,000	11,896,050
5.75% 3/22/24		16,995,000	18,301,576
6% 1/14/41		9,390,000	10,044,859
6.25% 9/26/22		17,510,000	19,217,225
6.75% 5/30/40		5,245,000	6,110,477
6.875% 3/17/36		35,950,000	41,957,245
7% 6/5/20		12,495,000	13,825,718
7.375% 2/5/25		17,355,000	20,517,879
8% 2/14/34		9,560,000	12,349,130
11.875% 1/15/30		9,850,000	16,388,923

TOTAL TURKEY			177,051,882

Ukraine - 3.0%
Ukraine Government:
0% 5/31/40 (b)(c)		53,445,000	17,094,383
7.75% 9/1/19 (b)		36,619,000	36,152,108
7.75% 9/1/20 (b)		37,264,000	36,414,381
7.75% 9/1/21 (b)		12,589,000	12,213,848
7.75% 9/1/22 (b)		8,089,000	7,807,503
7.75% 9/1/23 (b)		8,809,000	8,456,640
7.75% 9/1/24 (b)		8,739,000	8,342,949
7.75% 9/1/25 (b)		8,779,000	8,333,641
7.75% 9/1/26 (b)		8,654,000	8,179,761
7.75% 9/1/27 (b)		8,089,000	7,605,278

TOTAL UKRAINE			150,600,492

United States of America - 1.0%
U.S. Treasury Bonds 2.25% 8/15/46		50,400,000	49,645,966
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		458,489	1,031,600
6% 12/9/20		16,655,000	8,968,718
7% 12/1/18 (Reg. S)		9,925,000	6,967,350
7% 3/31/38		10,280,000	4,744,220
7.65% 4/21/25		35,330,000	16,958,400
7.75% 10/13/19 (Reg. S)		16,120,000	9,905,740
8.25% 10/13/24		20,705,000	10,166,155
9% 5/7/23 (Reg. S)		28,115,000	14,254,305
9.25% 9/15/27		28,625,000	15,586,313
9.25% 5/7/28 (Reg. S)		52,775,000	27,099,963
9.375% 1/13/34		23,990,000	12,426,820
11.75% 10/21/26 (Reg. S)		16,835,000	9,949,485
11.95% 8/5/31 (Reg. S)		23,090,000	13,854,000
12.75% 8/23/22		15,980,000	10,387,000

TOTAL VENEZUELA			162,300,069

Vietnam - 0.2%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		6,305,000	6,692,808
6.75% 1/29/20 (b)		5,117,000	5,700,962

TOTAL VIETNAM			12,393,770

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	4,481,322
8.5% 4/14/24 (b)		5,710,000	5,611,217
8.97% 7/30/27 (b)		8,935,000	8,813,037

TOTAL ZAMBIA			18,905,576

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,540,275,495)			2,645,654,710
		Shares	Value

Common Stocks - 0.5%
Canada - 0.1%
First Quantum Minerals Ltd.		237,800	1,968,450
Pacific Exploration and Production Corp. warrants(h)		145,400	4,327,104

TOTAL CANADA			6,295,554

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (h)		163,900	17,338,981
United Arab Emirates - 0.0%
DP World Ltd.		21,411	405,738
TOTAL COMMON STOCKS
(Cost $21,544,721)			24,040,273
		Principal Amount(a)	Value

Preferred Securities - 0.2%
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (b)(e)		525,000	441,328
China - 0.1%
Sinochem Group 5% (b)(c)(e)		4,460,000	4,708,209
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(c)(e)		9,060,000	7,884,327
TOTAL PREFERRED SECURITIES
(Cost $13,104,180)			13,033,864
		Shares	Value

Money Market Funds - 10.2%
Fidelity Cash Central Fund, 0.43%(i)
(Cost $509,238,178)		509,229,044	509,381,813
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $4,849,362,868)			4,952,751,651
NET OTHER ASSETS (LIABILITIES) - 1.2%			60,807,277
NET ASSETS - 100%			$5,013,558,928

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

IDR – Indonesian rupiah

MXN – Mexican peso

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,905,399,717 or 38.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$509,079
Fidelity Securities Lending Cash Central Fund	125,278
Total	$634,357

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,327,104	$--	$--	$4,327,104
Industrials	405,738	405,738	--	--
Information Technology	17,338,981	17,338,981	--	--
Materials	1,968,450	1,968,450	--	--
Corporate Bonds	1,760,640,991	--	1,757,741,186	2,899,805
Government Obligations	2,645,654,710	--	2,644,623,110	1,031,600
Preferred Securities	13,033,864	--	13,033,864	--
Money Market Funds	509,381,813	509,381,813	--	--
Total Investments in Securities:	$4,952,751,651	$529,094,982	$4,415,398,160	$8,258,509

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $4,799,909,901. Net unrealized appreciation aggregated $152,841,750, of which $293,945,122 related to appreciated investment securities and $141,103,372 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016